Financial income and expense (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure of detailed information about financial income
Financial income for six months

in CHF thousands, for the six months ended June 30	2026	2025
Interest income on financial assets held at amortized cost	214	922
Net foreign exchange gain	137	—
Total	351	922
Financial income for three months

in CHF thousands, for the three months ended June 30	2026	2025
Interest income on financial assets held at amortized cost	38	420
Net foreign exchange gain	3	—
Total	41	420

Disclosure of detailed information about financial expense
Financial expense for six months

in CHF thousands, for the six months ended June 30	2026	2025
Net foreign exchange loss	—	(4,617)
Interest expense on leases	(13)	(9)
Other financial expenses	(9)	(7)
Total	(21)	(4,633)
Financial expense for three months

in CHF thousands, for the three months ended June 30	2026	2025
Net foreign exchange loss	—	(3,494)
Interest expense on leases	(6)	(4)
Other financial expenses	(5)	(3)
Total	(11)	(3,501)